DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS - Business Prior to the Business Combination (Details) - USD ($)		11 Months Ended	12 Months Ended
	Jul. 07, 2020	Dec. 31, 2020	Dec. 31, 2021	Mar. 31, 2022
Subsidiary Sale Of Stock [Line Items]
Unit price				$ 3.33
Sale of Private Placement Warrants (in shares)		522,009		24,333,365
Cash		$ 48,144,000	$ 28,397,000	$ 33,985,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member]
Subsidiary Sale Of Stock [Line Items]
Sale of Private Placement Warrants (in shares)	7,520,000
Price of single warrant	$ 1.00
Proceeds from sale of Private Placement Warrants	$ 7,520,000	7,520,000
Transaction Costs			15,851,828
Underwriting fees			5,520,000
Deferred underwriting fees		9,660,000	9,660,000
Other offering costs			671,828
Investment maximum maturity term	185 days
Cash		491,827	28,397,000
Operating bank accounts		$ 276,209,453	276,207,207
Working capital deficit			21,364,028
Franchise tax payable			$ 207,207
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Initial Public Offering
Subsidiary Sale Of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares)	27,600,000		27,600,000
Unit price	$ 10.00
Proceeds from issuance of units	$ 276,000,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Private Placement [Member]
Subsidiary Sale Of Stock [Line Items]
Sale of Private Placement Warrants (in shares)	7,520,000
Price of single warrant	$ 1.00
Proceeds from sale of Private Placement Warrants	$ 7,520,000
Gelesis Holdings, Inc, formerly know as Capstar Special Purpose Acquisition [Member] | Over-allotment option
Subsidiary Sale Of Stock [Line Items]
Sale of Units, net of underwriting discounts (in shares)	3,600,000		3,600,000
Unit price	$ 10.00
Deferred underwriting fees			$ 9,660,000